DESCRIPTION OF BUSINESS, BASIS OF PRESENTATION AND ACCCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of Premises and Equipment	Estimated useful lives are as follows:

Office buildings	10 to 30 years
Leasehold improvements (1)	10 to 30 years
Software	3 to 7 years
Furniture, fixtures and equipment	3 to 10 years
Automobiles	5 years
(1) Leasehold improvements are depreciated over the shorter of the useful lives of the assets or the remaining term of the leases.
A summary of premises and equipment, less accumulated depreciation, follows:

(in thousands)	December 31, 2025	December 31, 2024
Land	$29,017	$29,889
Office buildings	138,695	139,216
Furniture, fixtures, and equipment	670,766	632,968
Leasehold improvement	645,425	610,149
Computer software	2,215,427	1,993,790
Automobiles and other	48,382	37,506
Total premises and equipment	3,747,712	3,443,518
Less accumulated depreciation	(2,811,421)	(2,456,565)
Total premises and equipment, net	$936,291	$986,953